Leases-Group as Lessor - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [abstract]
Sublease income recognized	¥ 67	¥ 49	¥ 54